Equity Instruments at Fair Value Through Other Comprehensive Income - Summary of Equity Instruments at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income [Line Items]
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	¥ 1,073	¥ 1,458
Equity securities listed in the mainland China [member]
Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income [Line Items]
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	838	1,228
Equity Securities Unlisted [member]
Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income [Line Items]
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	¥ 235	¥ 230